Financial Instruments and Financial Risk Management - Schedule of Fair Value and Fair Value Hierarchy of Tax Receivable Liability Carried at Amortized Cost (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Sep. 30, 2025
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	€ 306,378	€ 302,400
Carrying Value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	361,344	356,764
Fair Value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	€ 370,820	€ 370,080